Offerings - Offering: 1	Jan. 09, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

The Registrant previously paid a registration fee of $4,143.00 in connection with the initial filing of the Registration Statement on Form S-1 on December 8, 2025.

Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.